Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail)				1 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 28, 2020 USD ($)	Jul. 22, 2019 USD ($) $ / shares	Apr. 01, 2018 USD ($)	May 31, 2020 USD ($)	Jul. 22, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Apr. 27, 2020 USD ($)	Dec. 31, 2017 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value (in Dollars per share) | $ / shares							$ 0.01	$ 0.01	$ 0.01
Operating bank account							$ 184,224,000	$ 486,396,000	$ 141,590,000		$ 186,706,000
Principal amount										$ 200,000,000
Total consideration						$ 46,083,000	$ 47,649,000	48,153,000	85,977,000		$ 155,940,000
Fair value of contingent consideration			$ 4,600,000
Loss on fair value of assets acquired									79,165,000
Warranty amount				$ 7,700,000
Six Point Fifty percentage Senior Secured Notes due 2028 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Borrowings aggregate principal amount								$ 775,000,000
Revolving Credit Facility
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Principal amount	$ 775,000,000
Predecessor Company
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Description of business combination							The Company's sponsor is Conyers Park II Sponsor LLC, a Delaware limited liability company (the "Sponsor"). The registration statement for the Company's Initial Public Offering was declared effective on July 17, 2019. On July 22, 2019, the Company consummated its Initial Public Offering of 45,000,000 units (the "Units"), including 5,000,000 additional Units to cover over-allotments (the "Over-Allotment Units"), at $10.00 per Unit, which is discussed in Note 3, generating gross proceeds of $450 million, and incurring offering costs of approximately $25.36 million, inclusive of approximately $15.75 million in deferred underwriting commissions following the partial exercise of the underwriters' over-allotment option (Note 5).
Sale of price per share | $ / shares		$ 10.00			$ 10.00			$ 10.00
Gross proceeds from issuance of common stock						450,000,000	$ 450,000,000
Payments of stock issuance offering costs						587,474	587,474
Offering costs amount								$ 7,333,333
Gross proceeds					$ 450,000,000
Maturity period					$ 0		$ 0
Aggregate fair value market, percentage							80.00%
Aggregate public shares, percentage							15.00%	50.00%
Net tangible assets business combination								$ 5,000,001
Public Shares for a pro rata portion (in Dollars per share) | $ / shares								$ 10.00
Initial public offering, description							(a) that would modify the substance or timing of the Company's obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination within 24 months from the closing of the Initial Public Offering, or July 22, 2021, (the "Combination Period") or (b) which adversely affects the rights of holders of the Class A common stock, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
Working capital withdrawn value							$ 1,000,000	$ 1,000,000
Franchise taxes							100,000
Operating bank account						1,223,868	951,060	514,982
Working capital							1,040,000	$ 3,921,932
Cash and marketable securities							$ 452,816,525
Liquidity, description							The Company intends to use substantially all of the funds held in the Trust Account, including any amounts representing interest earned on the Trust Account (less up to $1,000,000 for working capital, taxes payable and deferred underwriting commissions) to complete its initial Business Combination. To the extent necessary, the Sponsors, members of the Company's management team or any of their respective affiliates or other third parties may but are not obligated to, loan the Company funds as may be required, up to $1,500,000. Such loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant.
Description of sale of stock					The registration statement for the Company’s Initial Public Offering was declared effective on July 17, 2019. On July 22, 2019, the Company consummated its Initial Public Offering of 45,000,000 units (the “Units”), including 5,000,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, which is discussed in Note 3, generating gross proceeds of $450 million, and incurring offering costs of approximately $25.36 million, inclusive of approximately $15.75 million in deferred underwriting commissions following the partial exercise of the underwriters’ over-allotment option (Note 5).
Aggregate fair value market, percentage								80.00%
Interest income								$ 5,275,531
Proceeds from private placement						$ 11,000,000	$ 11,000,000
Principal amount								$ 2,500,000,000
Predecessor Company | Class A Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of price per share | $ / shares							$ 12.00	$ 12.00
Common stock, par value (in Dollars per share) | $ / shares							$ 0.0001	$ 0.0001
Net tangible assets business combination							$ 5,000,001
Public Shares for a pro rata portion (in Dollars per share) | $ / shares							$ 10.00
Franchise taxes							$ 1,000,000
Cash and marketable securities							$ 3,600,000
Number of aggregate shares issued (in Shares)								203,750,000
Shares subject to forfeiture (in Shares) | shares								5,000,000
Predecessor Company | Senior Secured Credit Facility [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Principal amount								$ 2,100,000,000
Predecessor Company | Asset Backed Revolving Credit Facility [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Principal amount								$ 400,000,000
Predecessor Company | Trust Account [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of price per share | $ / shares							$ 1.50
Cash and marketable securities							$ 1,500,000
Predecessor Company | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Initial public offering, shares | shares					45,000,000
Sale of price per share | $ / shares		10.00			$ 10.00
Gross proceeds from issuance of common stock					$ 450,000,000
Payments of stock issuance offering costs					25,360,000
Payments for commissions					15,750,000
Gross proceeds					$ 450,000,000
Sale of units in initial public offering, shares | shares					45,000,000
Predecessor Company | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Initial public offering, shares | shares					5,000,000
Sale of units in initial public offering, shares | shares					5,000,000
Predecessor Company | Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of price per share | $ / shares		$ 1.50			$ 1.50		$ 1.50	$ 1.50
Offering costs amount		$ 7,333,333			$ 7,333,333		$ 7,333,333
Gross proceeds		$ 11,000,000			$ 11,000,000		$ 11,000,000	$ 11,000,000
Aggregate public shares, percentage							50.00%
Predecessor Company | Private Placement [Member] | Class A Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of price per share | $ / shares		$ 11.50			$ 11.50			$ 11.50
Predecessor Company | Investor Subscription Agreements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Initial public offering, shares | shares								50,000,000
Proceeds from private placement								$ 500,000,000
Predecessor Company | Sponsor Subscription Agreements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Initial public offering, shares | shares								20,000,000
Proceeds from private placement								$ 200,000,000
Acquisitions In 2018 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Total consideration									18,700,000
Hold back liabilities									1,400,000
Loss on fair value of assets acquired									79,200,000
Acquisitions In 2018 [Member] | Take 5 Acquisition [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Total consideration			81,600,000
Fair value of contingent consideration			4,600,000
Hold back liabilities			$ 800,000
Loss on fair value of assets acquired									$ 79,165,000
Subsequent Event
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Outstanding debt and accrued interest	86,000,000
Borrowings aggregate principal amount	$ 100,000,000
First Lien Credit Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt outstanding								3,300,000,000
First Lien Credit Agreement [Member] | Revolving Credit Facility
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Borrowings aggregate principal amount								1,325,000,000
Second Lien Credit Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt outstanding								$ 2,500,000,000